Financial instruments and financial risk management - Disclosure of detailed information about financial assets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized cost:
Interest receivable and other receivables	$ 6,302	$ 2,624
Reclamation deposits	232,000	232,000
Fair value through profit or loss:
Cash and cash equivalents	3,762,980	1,640,642	$ 405,849
Financial assets	$ 4,001,282	$ 1,875,266